Derivative Liabilities (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Conversion option liability (beginning balance)	$ 19,406
Net conversion option liability		$ 19,406
Conversion Option [Member]
Conversion option liability (beginning balance)	19,406	12,567
Reclassification to additional paid in capital	(25,494)
Loss on changes in fair market value of conversion option liability	6,088	6,839
Net conversion option liability		$ 19,406